Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 24, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Summaryof Significant Accounting Policies Details [Line Items]
Right to receive exchange ratio of common stock	5.12922%
Sale of per share price (in Dollars per share) | $ / shares	$ 0.0001
Earn-outs, up to an aggregate | shares		62,564,533	13,457,486	65,628,258	10,066,610
Common stock, shares issued | shares		139,026,245		137,722,658	104,039,354
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Cash and cash equivalents		$ 199,000		$ 217,100	$ 33,700
Accumulated deficit		164,700		(145,500)
Working capital		202,400		222,200
Net proceeds amount	$ 228,800
Allowance for doubtful receivables				0	0
Accounts receivable write off				0	0
Impairment loss recognized				0	0
Deferred Revenue, Revenue Recognized		0	$ 0	100	$ 200
Revenue, Remaining Performance Obligation, Amount		$ 1,800		$ 1,800
Accounting Standards Update 2019-12 [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true
Credit Concentration Risk | Accounts Receivable
Summaryof Significant Accounting Policies Details [Line Items]
Number of customer				1	5
Credit Concentration Risk | Accounts Receivable | Customer One
Summaryof Significant Accounting Policies Details [Line Items]
Concentration risk, percentage				81.00%
Credit Concentration Risk | Accounts Receivable | Customer Five
Summaryof Significant Accounting Policies Details [Line Items]
Concentration risk, percentage					97.00%
Customer Concentration Risk | Revenue Benchmark
Summaryof Significant Accounting Policies Details [Line Items]
Number of customer				5	3
Customer Concentration Risk | Revenue Benchmark | Customer Five
Summaryof Significant Accounting Policies Details [Line Items]
Concentration risk, percentage				87.00%
Customer Concentration Risk | Revenue Benchmark | Customer Three
Summaryof Significant Accounting Policies Details [Line Items]
Concentration risk, percentage					64.00%
P I P E Investor
Summaryof Significant Accounting Policies Details [Line Items]
Common stock, shares issued | shares	22,000,000
Common stock, par value | $ / shares	$ 10.00
Aggregate purchase price	$ 220,000
Common Stock
Summaryof Significant Accounting Policies Details [Line Items]
Earn-outs, up to an aggregate | shares		28,125,000		28,125,000